Acquisitions and Dispositions (Schedule of Capital expenditures and significant noncash) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant noncash items
Accrued capital expenditures	$ 307	$ 343	$ 427
East Ohio
Business Acquisition [Line Items]
Capital expenditures	352	348	352
Significant noncash items
Accrued capital expenditures	5	8	17
DGP
Business Acquisition [Line Items]
Capital expenditures	6	$ 8	$ 6
Significant noncash items
Accrued capital expenditures	$ 219